Business Combinations and Related Agreements - Additional Information (Detail) - USD ($)		12 Months Ended
	Nov. 23, 2020	Dec. 31, 2020	Dec. 31, 2019	Jun. 10, 2019
Business Acquisition [Line Items]
Common stock, par value		$ 0.0001	$ 0.0001	$ 0.0001
Subsidiary Percentage Ownership	43.00%
Aggregate Merger Consideration reduction in shares		14,142,857
Business Combination, Step Acquisition, Equity Interest in Acquiree, Valuation Techniques		A Valuation Shortfall shall occur if the dollar volume-weighted average price for the GigCapital2 Common Stock on the New York Stock Exchange during the period beginning at 9:30 a.m., New York time, and ending at 4:00 p.m., New York time, as reported by Bloomberg through its “HP” function (set to weighted average) or if not available on Bloomberg, as reported by Morningstar (the “VWAP”) for the ten trading days preceding the Measurement Date (the “Reference VWAP”) is less than $13.64, and the amount of such Valuation Shortfall is the difference between $13.64 and the Reference VWAP. In the event that a Valuation Shortfall occurs, the amount of shares of GigCapital2 Common Stock that the Significant UpHealth Stockholders shall forfeit to the Members will be the lesser of (i) the Adjustment Amount and (ii) 5,500,000 (or, if the Adjustment Amount equals 5,500,000, the Adjustment Amount). The Adjustment Amount means the quotient (rounded up to the nearest whole number) of (A) the Aggregate Valuation Shortfall, divided by (B) the Reference VWAP. The Aggregate Valuation Shortfall means the product of (A) the amount of the Valuation Shortfall, multiplied by (B) 11,000,000. Upon the closing of the transactions, the combined company will be named UpHealth, Inc. and will continue to be listed on the NYSE under the new ticker symbol “UPH”.
Minimum cash and cash equivalent require to maintain in trust account		$ 125,000,000
Agreement termination description		The UpHealth BCA and the Cloudbreak BCA each allow the parties to terminate such agreements if certain conditions described therein are satisfied. Additionally, under the Cloudbreak BCA, Cloudbreak is allowed to terminate the Cloudbreak BCA if there is less than $125,000,000 of cash and cash equivalents in the Trust Account at any time prior to the Cloudbreak Closing.
Cloudbreak Merger
Business Acquisition [Line Items]
Common Stock issuable		11,000,000
Thrasys Inc
Business Acquisition [Line Items]
Business combination, Control obtained description		Following the amendment of the UpHealth Business Combination Agreement on January 29, 2021, the Thrasys Incentive Amount that shall be eligible to be granted shall be (a) 32.016% multiplied by (b) 15.143% multiplied by (c) the Adjusted Aggregate Merger/Incentive Amount. The Adjusted Aggregate Merger/Incentive Amount shall be (a) $990,000,000, subject to certain adjustments, divided by (b) $10.00. In the event that either individual ceases to be a service provider to GigCapital2, the Surviving Corporation or any of the Company Subsidiaries as of the date of grant, the portion of the Thrasys Incentive Amount allocated to such individual will not be reallocated to the other individual. Such restricted stock units shall vest into shares of GigCapital2 Common Stock at the earlier of (i) the date that is one year after the UpHealth Closing, (ii) the date on which the last sale price of GigCapital2 Common Stock equals or exceeds $12.50 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 90 days after the UpHealth Closing, or (iii) the date on which GigCapital2 completes a liquidation, merger, stock exchange or other similar transaction that results in all of the GigCaptial2’s stockholders having the right to exchange their shares of GigCapital2 Common Stock for cash, securities or other property.
UpHealth Holding, Inc.
Business Acquisition [Line Items]
Reduction in Acquisition Promissory Notes Amount		$ 30,000,000
Business combination, Control obtained description		The Aggregate Merger Consideration shall be reduced by approximately (a) 14,142,857 shares of GigCapital2 Common Stock, if upon the Closing, UpHealth has not completed its acquisition of Innovations Group, and (b) 99,000 shares of GigCapital2 Common Stock for each 1.0% interest of Glocal that is below 90% and that is not yet acquired by UpHealth upon the UpHealth Closing. Adjustments to the Aggregate Merger Consideration will further be made to the extent that the indebtedness at the Closing of UpHealth and the Company Subsidiaries less the cash and cash equivalents of UpHealth and the Company Subsidiaries as of immediately before such time is greater than $33,850,000 (excluding any Acquisition Promissory Notes), provided, that such amount shall be reduced by $12,550,000, if upon the UpHealth Closing, UpHealth has not completed its acquisition of Innovations Group.
Common stock adjusted for stock splits, combinations, reorganizations		5,500,000
UpHealth Merger
Business Acquisition [Line Items]
Common stock, par value	$ 0.0001
Business combination exchange ratio description	At the effective time of the UpHealth Merger, each share of UpHealth common stock will be canceled and converted into the right to receive a number of shares of common stock, par value $0.0001 per share, of GigCapital2 (the “GigCapital2 Common Stock”) equal to the Exchange Ratio. The Exchange Ratio will be equal to the Aggregate Merger Consideration divided by the sum of the aggregate number of shares of UpHealth common stock issued and outstanding immediately prior to the effective time of the UpHealth Merger.
UpHealth Merger | Maximum
Business Acquisition [Line Items]
Aggregate merger consideration of common stock. shares	99,000,000
Glocal Healthcare Systems Private Limited | Share Purchase Agreement | Minimum
Business Acquisition [Line Items]
Percentage of equity interest acquired by UpHealth	99.00%
Innovations Group And TTC Healthcare | Maximum
Business Acquisition [Line Items]
Aggregate purchase price		$ 86,200,000